Income Tax Expense - Deferred Tax Assets That Have Not Been Recognized (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Unutilized tax losses	¥ 628,534	$ 88,481	¥ 473,456
Unutilized capital allowances and investment allowances	94,447	13,296	100,643
Other unrecognized temporary differences relating to asset impairment and deferred grants	156,226	21,993	142,851
Deferred tax assets have not been recognised	¥ 879,207	$ 123,770	¥ 716,950